Employee Stock Options - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Dec. 11, 2015 shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Expense | $		$ 111,133	$ 110,123	$ 297,244
Unrecognized compensation cost related to stock option | $		$ 297,774	$ 408,907	$ 252,315
Remaining vesting period of stock option		1 year 11 months 16 days	2 years 8 months 16 days	3 years 5 months 8 days
Allocated Share-based Compensation Expense | $		$ 111,133	$ 110,123	$ 297,244
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $		$ 0
Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding | shares		19
Share-based compensation arrangement award number of common stock remain available for issuance | shares		159
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding | shares		740,534	792,534	703,034	115,750
Stock options, maturity period		10 years	10 years
Number of stock based compensation plans | CompensationPlan			3
Options, Grants in Period, Exercise Price | $ / shares		$ 0	$ 2.56	$ 2.86
Deferred Compensation | $			$ 306,709
Share-based Compensation Expense | $				$ 54,394
Number of stock options, granted | shares		0	117,500	619,784
Number of shares exercisable | shares		437,772	328,445	117,404
Allocated Share-based Compensation Expense | $				$ 54,394
Employee Stock Option | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares exercisable | shares		73
Employee Stock Option | Pre IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding | shares			483,000
Employee Stock Option | Post IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding | shares			136,784
Employee Stock Option | Two Thousand Fourteen Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares				$ 3.50
Share-based Compensation Expense | $				$ 223,031
Number of stock options, granted | shares				103,250
Valuation Method			Black-Scholes method
Allocated Share-based Compensation Expense | $				$ 223,031
Employee Stock Option | 2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period			10 years
Number of stock options, granted | shares				619,781
Valuation Method			Black-Scholes method
Stock Issued During Period, Shares, Reverse Stock Splits | shares	630,000			50,400,000
Employee Stock Option | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares			$ 2.56
Deferred Compensation | $			$ 268,202
Share-based Compensation Expense | $			$ 29,309
Number of stock options, granted | shares			117,500
Allocated Share-based Compensation Expense | $			$ 29,309
Employee Stock Option | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period		3 years	3 years
Options, Grants in Period, Exercise Price | $ / shares				$ 2.00
Employee Stock Option | Minimum | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period			3 years
Employee Stock Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period		4 years	4 years
Options, Grants in Period, Exercise Price | $ / shares				$ 7.00
Employee Stock Option | Maximum | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period			4 years